Asset Acquisition - Schedule of Total Acquisition Cost (Details) $ in Thousands, SFr in Millions	Jun. 01, 2026 USD ($)	Jun. 01, 2026 CHF (SFr)	Jun. 27, 2025 USD ($)	Jun. 01, 2026 CHF (SFr)
Asset Acquisition [Line Items]
Total acquisition cost paid in cash			$ 3,500
Acquisition of Miraex's Photonic Integrated Circuit Technologies [Member]
Asset Acquisition [Line Items]
Base purchase price	$ 5,046
Amounts paid to third-party convertible-loan holders	724
Direct transaction costs	75
Total acquisition cost paid in cash	5,845	SFr 4.6
Acquired technology	7,500			SFr 5.9
Property, plant and equipment	261
Cash and cash equivalents	254
Inventory	118
Other receivables	81
Other assets	56
Total assets acquired	8,294
Deferred income tax liability	(1,128)			SFr (0.9)
Financial liabilities	(765)
Pension liabilities	(270)
Accounts payable	(161)
Other liabilities	(125)
Total liabilities assumed	(2,449)
Net assets acquired / total acquisition cost	$ 5,845